FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Concentration Risk [Line Items]
Loans to related parties which are associates	$ 314,000,000	$ 330,087,000
MSC [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.88%	4.00%	4.00%
Property Subject to or Available for Operating Lease, Number of Units | vessel	12
Golden Ocean [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.61%	12.00%	5.00%
Frontline Charterers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.91%	28.00%	33.00%
Seadrill [Member] | Comprehensive Income [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.56475%	31.72001%	24.73361%
Seadrill [Member]
Concentration Risk [Line Items]
Loans to related parties which are associates	$ 317,800,000	$ 330,700,000
Frontline Ltd [Member]
Concentration Risk [Line Items]
Minimum Free Cash	2,000,000
Related Party Transactions Daily Vessel Management Fee	$ 9,000
Golden Ocean [Member]
Concentration Risk [Line Items]
Property Subject to or Available for Operating Lease, Number of Units | vessel	8
Frontline [Member] | Frontline Shipping [Member]
Concentration Risk [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%